Unbilled receivables (Details Narrative) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Unbilled Receivables
Loss rate percentage	2.99%
Unbilled receivables	$ 1,097,268
Expected credit loss	$ 32,780